Note 5 - Environmental and Reclamation Activities	12 Months Ended
Dec. 31, 2023
Environmental and Reclamation Activities [Abstract]
Environmental and Reclamation Activities
Note 5: Environmental and Reclamation Activities
The liabilities accrued for our reclamation and closure costs at December 31, 2023 and 2022 were as follows (in thousands):

	2023	2022
Operating properties:
Greens Creek	$39,893	$37,212
Lucky Friday	12,022	13,343
Keno Hill	3,360	4,514
Casa Berardi	11,157	11,352
Non-operating properties:
Nevada Operations	30,539	28,171
San Sebastian	2,061	1,989
Troy mine	5,238	6,980
Johnny M	10,148	8,961
All other sites	6,039	4,477

Total	120,457	116,999
Reclamation and closure costs, current	(9,660)	(8,591)

Reclamation and closure costs, long-term	$110,797	$108,408

The activity in our accrued reclamation and closure cost liability for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands):

Balance at January 31, 2021	$116,048
Accruals for estimated costs	4,952
Accretion expense	6,454
Revision of estimated cash flows due to changes in reclamation plans	(8,781)
Payment of reclamation obligations	(5,442)

Balance at December 31, 2021	113,231
Accruals for estimated costs	2,874
Accretion expense	5,995
Revision of estimated cash flows due to changes in reclamation plans	452
Payment of reclamation obligations	(5,553)

Balance at December 31, 2022	116,999
Accruals for estimated costs	2,952
Accretion expense	7,740
Revision of estimated cash flows due to changes in reclamation plans	(29)
Payment of reclamation obligations	(7,205)

Balance at December 31, 2023	$120,457

Asset Retirement Obligations
Below is a reconciliation as of December 31, 2023 and 2022 (in thousands) of the asset retirement obligations (“ARO”) which are included in our total accrued reclamation and closure costs of $120.5 million and $117.0 million, respectively, discussed above. The estimated reclamation and closure costs were discounted using credit adjusted, risk-free interest rates ranging from 5.75% to 14.5% from the time we incurred the obligation to the time we expect to pay the retirement obligation.

	2023	2022
Balance January 1	$96,620	$95,033
Changes in obligations due to changes in reclamation plans	(29)	452
Accretion expense	7,740	5,995
Payment of reclamation obligations	(5,264)	(4,860)

Balance at December 31	$99,067	$96,620

Payments for reclamation obligations were incurred at Lucky Friday, Greens Creek, Keno Hill and our former Mexico operation San Sebastian.
The AROs related to the changes described above were discounted using a credit adjusted, risk-free interest rate of between 2.75% and 7.5% and inflation rates ranging from 2% to 4%.